General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses
General and Administrative Expenses

11. General and Administrative Expenses

An analysis of general and administrative expenses is as follows:

	For the year ended
	December 31,
	2023	2024	2025
Administrative services fees (Note 14)	8,996	8,998	8,248
Commercial management fees (Note 14)	4,890	4,463	3,486
Share-based compensation (Note 6)	1,357	—	—
Other expenses	7,552	2,961	2,059
Total	22,795	16,422	13,793

Other expenses include legal and professional costs relating to the Transaction of $1,500 for the year ended December 31, 2025 ($1,799 for the year ended December 31, 2024 and $4,144 for the year ended December 31, 2023).